General information and significant accounting policies - Summary of Impact of New Accounting Standard (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Revenue	$ 585,047	$ 512,732	$ 522,747
Operating expenses
Voyage expenses	(5,146)	(7,733)	(1,578)
Total operating expenses	(574,505)	(557,681)	(445,998)
Net loss	(190,071)	(158,240)	(24,903)
Total comprehensive loss	(190,071)	$ (158,240)	$ (24,903)
Increase (decrease) due to application of IFRS 15 [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Revenue	(173)
Operating expenses
Voyage expenses	177
Total operating expenses	177
Net loss	4
Total comprehensive loss	4
Previously stated [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Revenue	584,874
Operating expenses
Voyage expenses	(4,969)
Total operating expenses	(574,328)
Net loss	(190,067)
Total comprehensive loss	$ (190,067)